General information and significant accounting policies - Additional information (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2021	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Significant accounting policies
Research and Development Expenditure Credit		$ 2,186	$ 3,424	$ 141
Intangible assets other than goodwill		$ 2,112	1,939	3,414
Discontinued operations
Significant accounting policies
Research and Development Expenditure Credit			3,424
Minimum
Significant accounting policies
Useful life, intangible assets		3 years
Useful life, property, plant and equipment		3 years
Minimum | Restricted Stock Units
Significant accounting policies
Vesting period	1 year	1 year
Maximum
Significant accounting policies
Useful life, intangible assets		10 years
Useful life, property, plant and equipment		5 years
Maximum | Restricted Stock Units
Significant accounting policies
Vesting period	5 years	5 years
Development costs
Significant accounting policies
Intangible assets other than goodwill		$ 2,112	1,939	3,414
Development costs | Minimum
Significant accounting policies
Useful life, intangible assets		5 years
Development costs | Maximum
Significant accounting policies
Useful life, intangible assets		10 years
SKA-Platform
Significant accounting policies
Useful life, intangible assets		7 years
Intangible assets other than goodwill		$ 1,379	$ 1,669	$ 1,794
Computer equipment
Significant accounting policies
Useful life, property, plant and equipment		3 years
Office equipment
Significant accounting policies
Useful life, property, plant and equipment		5 years
Furniture and fittings
Significant accounting policies
Useful life, property, plant and equipment		5 years